STOCK BASED COMPENSATION (Details 1) - Stock Compensation Plan [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share, Outstanding Number	2,808,359	8,200,000
Share, Granted	2,111,533	2,808,359	0
Share, Exercised	0	(8,200,000)
Share, Forfeited	0	0
Share, Outstanding Number	4,919,892	2,808,359	8,200,000
Weighted- Average Exercise Price, Outstanding	$ 0	$ 0
Weighted- Average Exercise Price, Granted	0.17	0.08
Weighted- Average Exercise Price, Exercised	0	0
Weighted- Average Exercise Price, Forfeited	0	0
Weighted- Average Exercise Price, Outstanding	$ 0	$ 0	$ 0
Weighted Average Remaining Contractual Term (in Years), Outstanding	5 years	5 years	6 years
Weighted Average Remaining Contractual Term (in Years), Granted	5 years	5 years
Weighted Average Remaining Contractual Term (in Years), Exercised	0 years	4 years
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0
Aggregate Intrinsic Value, Exercised	0	0
Aggregate Intrinsic Value, Outstanding	$ 0	$ 0	$ 0